SUBSEQUENT EVENTS (Details)	0 Months Ended	12 Months Ended
	Feb. 02, 2015	Dec. 31, 2014
SUBSEQUENT EVENTS [Line Items]
Number of shares available for grant approved by Board of Directors		24,000
Vesting period	1 year	1 year
Subsequent Event [Member] | Share Option Plan 2013 [Member]
SUBSEQUENT EVENTS [Line Items]
Number of outstanding shares reserved before increment	500,000
Number of outstanding shares reserved	750,000
Number of shares available for grant approved by Board of Directors	191,750
Number of shares available for grant which are subject to shareholders approval	10,000